LEASES - Right-of-use asset by type (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Right-of-use leased asset
Right of use asset	$ 13,519,199	$ 13,936,575
Incremental borrowing rate	2.13%
Right-of-use leased asset
Right-of-use leased asset
Right of use asset	$ 21,260,710	21,163,192	$ 15,828,032
Right-of-use leased asset | Machinery and equipment
Right-of-use leased asset
Right of use asset	3,655,741	3,655,741
Right-of-use leased asset | Vehicles
Right-of-use leased asset
Right of use asset	1,433,616	1,475,581
Right-of-use leased asset | Equipment and computer software
Right-of-use leased asset
Right of use asset	1,011,490	903,306
Right-of-use leased asset | Land and buildings
Right-of-use leased asset
Right of use asset	$ 15,159,863	$ 15,128,564